Merger (Details) $ / shares in Units, $ in Millions		9 Months Ended	12 Months Ended
	Apr. 17, 2023 shares	Sep. 30, 2025 $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 shares
Merger [Line Items]
Preferred stock, par value (in Dollars per share) | $ / shares		$ 0.0001	$ 0.0001
Convertible preferred stock share			2,500,000
Warrant shares			500,000
Exchanged shares		8,512	8,512
Purchase cost (in Dollars) | $			$ 10.0
Unvested shares			988,128	1,060,472
Warrant [Member]
Merger [Line Items]
Warrant shares			3,874,394
Public Placement Warrants [Member]
Merger [Line Items]
Warrant shares			14,166,666
Warrant exercisable price (in Dollars per share) | $ / shares			$ 11.5
Common Stock [Member]
Merger [Line Items]
Warrant shares			750,000
Common Stock [Member] | Warrant [Member]
Merger [Line Items]
Number of exchanged shares			1
Warrant shares			375,000
Sponsor [Member] | Private Placement Warrants [Member]
Merger [Line Items]
Warrant shares			12,500,000
Business Combination [Member]
Merger [Line Items]
Business combination shares			14,999,990
PIPE transaction price (in Dollars per share) | $ / shares			$ 10
Net of transaction costs (in Dollars) | $			$ 11.7
Common Stock [Member]
Merger [Line Items]
Converted shares			8,850,526
Shares sold			1,272,055
Common stock, par value (in Dollars per share) | $ / shares			$ 0.0001
Number of exchanged shares			1
Warrant exercisable price (in Dollars per share) | $ / shares			$ 4
Forward purchase shares			490,000
Share consideration			8,512
Warrant exercisable shares			3,874,394
Unvested shares			1,000,000
Common Stock [Member] | Warrant [Member]
Merger [Line Items]
Converted shares			2,702
Common Stock [Member] | Convertible Notes [Member]
Merger [Line Items]
Converted shares			4,874,707
Common Stock [Member] | Business Combination [Member]
Merger [Line Items]
Business combination shares			0.063603
Envoy Medical Corporation Common Stock [Member]
Merger [Line Items]
Share outstanding			139,153,144
Converted shares			20,000,000
Redeemable Convertible Preferred Stock [Member]
Merger [Line Items]
Preferred stock, par value (in Dollars per share) | $ / shares			$ 0.01
Envoy Preferred Stock [Member]
Merger [Line Items]
Convertible preferred stock share			4,000,000
Class B Common Stock [Member]
Merger [Line Items]
Common stock, par value (in Dollars per share) | $ / shares			$ 0.0001
Sponsor forfeited shares			5,510,000
Anzu Class B Common Stock [Member]
Merger [Line Items]
Converted shares			2,615,000
Exchanged shares			2,500,000
Series A Preferred Stock [Member]
Merger [Line Items]
Preferred stock, par value (in Dollars per share) | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001
Convertible preferred stock share		2,500,000
Shares sold	1,000,000
Sponsor forfeited shares			2,500,000
Preferred stock shares issued		4,126,667	4,126,667	4,500,000
Series A Preferred Stock [Member] | Preferred Stock [Member]
Merger [Line Items]
Aggregate shares			1,000,000	1,000,000
Preferred stock shares issued			1,000,000
Series A Preferred Stock [Member] | GAT Funding LLC [Member]
Merger [Line Items]
Preferred stock shares issued			1,000,000